Gains or losses on non-current assets held for sale not classified as discontinued operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ (123)	€ (195)	€ (141)
Impairment (Note 12)	259	306	212
Gain (loss) on sale (Note 12)	126	577	161
Other gains and other losses		(8)
Net gains (losses) on noncurrent assets held for sale	(123)	(203)	(141)
Non-current assets held for sale [member]
Gains Or Losses On Assets Held For Sale [Line Items]
Impairment (Note 12)	320	347	241
Gain (loss) on sale (Note 12)	€ 136	€ 111	€ 71